Form N-1A Cover	Jul. 23, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Trading Symbol	nlfiv
Registrant Name	Northern Lights Fund Trust IV
Document Effective Date	Jul. 29, 2025
Entity Central Index Key	0001644419
Document Creation Date	Jul. 23, 2025
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2025
Prospectus Date	Jul. 29, 2025